Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Accounts receivable	$ 11,895,600	$ 10,535,495
Less: Allowance for doubtful accounts	(601,975)	(470,648)
Accounts receivable, net	$ 11,293,625	$ 10,064,847